PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 152,632	$ 154,199
Accumulated depreciation and amortization	(109,529)	(108,251)
Property and equipment, Net	43,103	45,948
Depreciation expense	6,600	6,700	$ 6,700
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	15,152	14,904
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	57,638	59,486
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 79,842	$ 79,809